UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

/s/ Christopher J. Heintz     New York, New York     August 16, 2010
-------------------------     -------------------    ----------------
       [Signature]               [City/State]            [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $109,424 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALANCO TECHNOLOGIES INC        CL A NO PV NEW   011612603       28   130744 SH       SOLE                   130744
ALEXCO RESOURCE CORP           COM              01535P106     1129   362900 SH       SOLE                   362900
AMERICAN TOWER CORP            CL A             029912201     3740    84045 SH       SOLE                    84045
AMERICAN WTR WKS CO INC NEW    COM              030420103     5653   274403 SH       SOLE                   274403
ARCAN RESOURCES                COM              039252101      756   185000 SH       SOLE                   185000
CALIFORNIA COASTAL COMMUNITIES COM NEW          129915203       51    35000 SH       SOLE                    35000
CIT GROUP INC                  COM NEW          125581801     5120   151200 SH       SOLE                   151200
COMPELLENT TECHNOLOGIES INC    COM              20452A108     1287   106200 SH       SOLE                   106200
CONNACHER OIL & GAS LTD        COM              20588Y103     2271  1872600 SH       SOLE                  1872600
CROWN CASTLE INTL CORP         COM              228227104     8350   224100 SH       SOLE                   224100
CVS CAREMARK CORPORATION       COM              126650100     4829   164700 SH       SOLE                   164700
DOW CHEM CO                    COM              260543103     2666   112400 SH       SOLE                   112400
GOLDEN MINERALS CO             COM              381119106      942   115600 SH       SOLE                   115600
GREAT BASIN GOLD LTD           COM              390124105      887   521400 SH       SOLE                   521400
HEWLETT PACKARD CO             COM              428236103    11279   260600 SH       SOLE                   260600
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1892    69400 SH       SOLE                    69400
MASTERCARD INC                 CL A             57636Q104     9240    46311 SH       SOLE                    46311
MOSAIC CO                      COM              61945A107     4596   117900 SH       SOLE                   117900
NATIONAL FUEL GAS CO N J       COM              636180101     4180    91100 SH       SOLE                    91100
NORTH AMERN ENERGY PARTNERS    COM              656844107     6634   751269 SH       SOLE                   751269
OASIS PETROLEUM                COM              674215108     2785   192100 SH       SOLE                   192100
ORBCOMM INC                    COM              68555P100      215   118260 SH       SOLE                   118260
SAN GOLD CORPORATION           COM              79780P104     1973   461300 SH       SOLE                   461300
SEMAFO                         COM              816922108      700    92500 SH       SOLE                    92500
SOUTHERN PACIFIC RESOURCES     COM              84359Y106     1654  1742100 SH       SOLE                  1742100
SPDR GOLD TRUST                GOLD SHS         78463V107     2774    22800 SH       SOLE                    22800
UNION PAC CORP                 COM              907818108     1355    19500 SH       SOLE                    19500
URS CORP NEW                   COM              903236107     4458   113300 SH       SOLE                   113300
VENOCO INC                     COM              92275P307     5310   322399 SH       SOLE                   322399
VISA INC                       COM CL A         92826C839     9155   129400 SH       SOLE                   129400
WESTFIRE ENERGY LTD            COM              960254100     3515   572700 SH       SOLE                   572700